Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill.
Goodwill

13.          Goodwill

	December 31,	December 31,
(In thousands)	2023	2024
Beginning balance	21,179	20,826
Impairment of goodwill	—	(20,748)
Foreign currency translation adjustment	(353)	(78)
Ending balance	20,826	—

No goodwill impairment losses were recognized for the years ended December 31, 2022 and 2023, respectively.

The goodwill impairment of USD20,748,000 was made for the year ended December 31, 2024, mainly as the financial performance of the Company’s cloud computing business declined significantly in late 2024, which was assessed to be a sustained trend that has been reflected in the estimated future results from this business in the annual impairment test performed as of December 31, 2024.